Fair Value Measurements - Summary of Change in the Fair Value of the Derivative Warrant Liabilities (Detail) - Level 3 [Member] - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities	$ 0	$ 7,832,670	$ 27,249,130	$ 0
Change in fair value of derivative warrant liabilities	0		(3,158,330)	3,758,500
Derivative warrant liabilities	$ 0	0	7,832,670	27,249,130
Public Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer of Public Warrants out of level 3		$ (7,832,670)	$ (16,258,130)
Public and Private Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Public and Private Warrants				$ 23,490,630